Consolidated Statements Of Profit Or Loss And Other Comprehensive Income - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE
Fee and commission income	$ 607,263,125	$ 580,006,276	$ 367,538,115
Dividend and gain related to disposed investment	171,026,667	100,551,728	99,227,724
Total income	778,289,792	680,558,004	466,765,839
Net fair value change on financial assets at fair value through profit or loss and stock loan	(31,054,945)	(641,603,993)	256,460,295
Net fair value change on derivative financial asset	371,305,326	1,165,220,000
Total revenue	1,118,540,173	1,204,174,011	723,226,134
Other income	111,867,468	22,090,268	15,392,775
Impairment losses under expected credit loss model on accounts receivable	(17,109,001)
Other Operating expenses	(103,723,211)	(114,696,855)	(52,582,107)
Staff costs	(94,410,281)	(94,607,497)	(68,024,513)
Finance costs	(21,510,079)	(27,705,955)	(9,047,063)
Net fair value changes on derivative financial liability	7,765,148
PROFIT BEFORE TAX	1,001,420,217	989,253,972	608,965,226
Income tax (expense)/credit	137,540,767	(158,349,518)	(83,839,597)
PROFIT FOR THE YEAR	1,138,960,984	830,904,454	525,125,629
Attributable to:
Ordinary shareholders	1,059,973,270	938,272,885	468,061,079
Holders of perpetual securities	78,987,714
Non-controlling interests		(107,368,431)	57,064,550
PROFIT FOR THE YEAR	1,138,960,984	830,904,454	525,125,629
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
PROFIT FOR THE YEAR	1,138,960,984	830,904,454	525,125,629
Item that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	1,022,840
OTHER COMPREHENSIVE INCOME FOR THE YEAR	1,022,840
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,139,983,824	830,904,454	525,125,629
Comprehensive income attributable to [abstract]
Ordinary shareholders	1,060,996,110	938,272,885	468,061,079
Holders of perpetual securities	78,987,714	0	0
Non-controlling interests	0	(107,368,431)	57,064,550
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,139,983,824	830,904,454	525,125,629
Class A Ordinary Shares [Member]
Attributable to:
Ordinary shareholders	$ 249,206,548	$ 69,906,757
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic, profit for the year attributable to ordinary equity holders of the parent	$ 4.34	$ 4.34
Diluted, profit for the year attributable to ordinary equity holders of the parent	$ 4.22	$ 4.34
Class B Ordinary Shares [Member]
Attributable to:
Ordinary shareholders	$ 810,766,722	$ 868,366,128	$ 468,061,079
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic, profit for the year attributable to ordinary equity holders of the parent	$ 4.34	$ 4.34	$ 2.34
Diluted, profit for the year attributable to ordinary equity holders of the parent	$ 4.34	$ 4.34	$ 2.34